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STEPHANIE A. CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

October 8, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”) (File No. 333-248462) Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant hereby certifies that (i) the information statement/prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(b) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on October 6, 2020.

No fee is required in connection with this filing. Please direct any questions concerning this filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie A. Capistron
Stephanie A. Capistron